Investment Strategy	Jan. 05, 2026
TSPY Lift ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, in the “Principal Investment Strategies” section under the heading Information about TSPY, delete the first paragraph in its entirety and replace with the following:
Strategy Narrative [Text Block]
Information about TSPY

TappAlpha S&P 500 Growth & Daily Income ETF is an actively managed exchange traded fund ("ETF") that seeks to achieve its investment objectives through the use of a call option strategy that combines a long position in the constituent securities of the S&P 500® Index and/or ETFs that track the Index, with short positions in certain call options. The strategy is a daily covered call option strategy that sells “out of the money” call options with zero days to expiration each day, known as a “daily call”. Daily call options having zero days to expiration are also known as “0DTE” options. TappAlpha S&P 500 Growth & Daily Income ETF is a series of the ETF Opportunities Trust, which is registered under the Securities Act of 1933, as amended (the “Securities Act”). Information provided to or filed with the Securities and Exchange Commission by the ETF Opportunities Trust on behalf of the TappAlpha S&P 500 Growth & Daily Income ETF pursuant to the Securities Act can be located by reference to the Securities and Exchange Commission file number 333-234544 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding TappAlpha S&P 500 Growth & Daily Income ETF may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Fund and TSPY are each advised and sub-advised by the same investment adviser and sub-adviser and are therefore considered affiliated funds. As a result of this affiliation, the Adviser and Sub-Adviser face potential conflicts of interest when allocating investments among the Fund and TSPY, including with respect to portfolio construction, trading decisions, and the timing and size of investments in affiliated funds. In addition, the Adviser and Sub-Adviser may have an incentive to cause the Fund to invest in affiliated funds in order to increase assets under management and advisory fees. The Adviser seeks to manage these conflicts in a manner it believes is consistent with its fiduciary duties and applicable law.

TDAQ Lift ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, in the section “Principal Investment Strategies” under the heading Information about TDAQ, delete the first paragraph in its entirety and replace with the following:
Strategy Narrative [Text Block]
Information about TDAQ

TappAlpha Innovation 100 Growth & Daily Income ETF is an actively managed exchange traded fund (“ETF”) that seeks to achieve its investment objectives through the use of a call option strategy that combines a long position in the constituent securities of the NASDAQ-100® Index and/or ETFs that track the Index, with short positions in certain call options. The strategy is a daily covered call option strategy that sells “out of the money” call options with zero days to expiration each day, known as a “daily call”. Daily call options having zero days to expiration are also known as “0DTE” options. TappAlpha Innovation 100 Growth & Daily Income ETF is a series of the ETF Opportunities Trust, which is registered under the Securities Act of 1933, as amended (the “Securities Act”). Information provided to or filed with the Securities and Exchange Commission by the ETF Opportunities Trust on behalf of the TappAlpha Innovation 100 Growth & Daily Income ETF pursuant to the Securities Act can be located by reference to the Securities and Exchange
Commission file number 333-234544 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding TappAlpha Innovation 100 Growth & Daily Income ETF may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Fund and TDAQ are each advised and sub-advised by the same investment adviser and sub-adviser and are therefore considered affiliated funds. As a result of this affiliation, the Adviser and Sub-Adviser face potential conflicts of interest when allocating investments among the Fund and TDAQ, including with respect to portfolio construction, trading decisions, and the timing and size of investments in affiliated funds. In addition, the Adviser and Sub-Adviser may have an incentive to cause the Fund to invest in affiliated funds in order to increase assets under management and advisory fees. The Adviser seeks to manage these conflicts in a manner it believes is consistent with its fiduciary duties and applicable law.